Equity (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Equity [Abstract]
Issued as at April 01	182,835,369	182,742,369
Issued for cash	0	0
Issued for consideration other than cash	0	0
Exercise of share options	497,091	93,000
Issued as at March 31	183,332,460	182,835,369
Value	₨ 1,846,146	₨ 1,841,168